INVESTMENTS - Schedule of Long-term Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Carrying amount of equity investments without readily determinable fair value	$ 4,829	$ 5,058
Carrying amount of equity method investments	1,569	2,991
Carrying amount of long-term investments	$ 6,398	$ 8,049